Valuation and Qualifying Accounts - Schedule of Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts:
Beginning balance	$ 80	$ 104	$ 85
Charged to costs and expenses	95	176	82
Reductions and write-offs	(33)	(200)	(63)
Ending balance	$ 142	$ 80	$ 104